UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 89.16%
Capital Markets - 2.82%
Morgan Stanley			130,000		$3,941,600
Commercial Banks - 3.95%
Fifth Third Bancorp			244,700		1,688,430
Wells Fargo & Co.			150,000		3,825,000
					5,513,430
Computers & Peripherals - 1.25%
Western Digital Corp. (a)			70,000		1,739,500
Diversified Financial Services - 7.44%
Bank of America Corp.			347,815		3,919,875
JP Morgan Chase & Co.			175,490		6,475,581
					10,395,456
Electronic Equipment, Instruments & Components - 1.75%
Agilent Technologies, Inc. (a)			77,000		1,403,710
Echelon Corp. (a)			142,000		1,040,860
					2,444,570
Energy Equipment & Services - 3.75%
Halliburton Co.			70,000		1,605,100
Hercules Offshore, Inc. (a)			470,000		2,180,800
Patterson-UTI Energy, Inc.			101,660		1,457,805
					5,243,705
Health Care Providers & Services - 10.30%
Community Health Systems, Inc. (a)			195,000		5,146,050
Health Net Inc. (a)			323,840		4,851,123
Humana, Inc. (a)			140,000		4,386,200
					14,383,373
Health Care Services - 2.30%
RehabCare Group, Inc. (a)			147,100		3,209,722
Industrial Conglomerates - 4.66%
General Electric Co.			483,280		6,514,615
Insurance - 22.70%
The Allstate Corp.			50,000		1,286,500
Axis Capital Holdings Ltd.			131,810		3,147,623
Endurance Specialty Holdings Ltd.			153,000		4,202,910
MetLife, Inc.			160,000		5,040,000
Unum Group			224,960		3,849,065
XL Capital Ltd. - Class A			1,401,800		14,186,216
					31,712,314
Internet Software & Services - 2.02%
eBay, Inc. (a)			160,000		2,819,200
Metals & Mining - 1.33%
Alcoa Inc.			200,960		1,852,851
Multiline Retail - 2.26%
Macy's, Inc.			270,000		3,153,600
Oil, Gas & Consumable Fuels - 7.68%
ConocoPhillips			90,080		4,129,267
Marathon Oil Corp.			207,000		6,599,160
					10,728,427
Pharmaceuticals - 2.19%
Pfizer Inc.			201,510		3,060,937
Semiconductors & Semiconductor Equipment - 1.13%
Intel Corp.			100,000		1,572,000
Specialty Retail - 10.59%
Christopher & Banks Corp.			638,435		3,307,093
The Gap, Inc.			231,290		4,128,527
New York & Company, Inc. (a)			675,800		2,432,880
Office Depot, Inc. (a)			545,000		2,539,700
Pacific Sunwear Of California, Inc. (a)			555,053		2,381,177
					14,789,377
Thrifts & Mortgage Finance - 1.04%
MGIC Investment Corp.			334,600		1,458,856
TOTAL COMMON STOCKS (Cost $176,285,562)					$124,533,533

INVESTMENT COMPANIES - 1.92%
Evergreen Income Advantage Fund			259,800		2,119,968
UltraShort S&P 500 ProShares			10,000		557,500
TOTAL INVESTMENT COMPANIES (Cost $1,986,688)					$2,677,468

PREFERRED STOCKS - 1.43%
Insurance - 1.43%
American International Group, Inc.			285,700		1,999,900
TOTAL PREFERRED STOCKS (Cost $2,030,620)					$1,999,900

REAL ESTATE INVESTMENT TRUSTS - 0.80%
Annaly Capital Management, Inc.			80,000		$1,115,200
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,162,904)					$1,115,200

			Principal
			Amount		Value
CORPORATE BONDS - 3.80%
Commercial Banks - 0.14%
Zions Bancorporation
5.650%, 05/15/2014			265,000		195,928
Insurance - 2.87%
XL Capital Ltd.
6.500%, 12/29/2049			8,000,000		4,005,016
Thrifts & Mortgage Finance - 0.79%
MGIC Investment Corp.
5.375%, 11/01/2015			2,000,000		1,104,360
TOTAL CORPORATE BONDS (Cost $3,344,062)					$5,305,304

SHORT TERM INVESTMENTS - 4.63%
Fidelity Institutional Government Portfolio - Class I
0.328% (b)			6,473,815		6,473,815
TOTAL SHORT TERM INVESTMENTS (Cost $6,473,816)					$6,473,815

Total Investments (Cost $191,283,652) - 101.74%					142,105,220
Liabilities in Excess of Other Assets - (1.74)%					(2,423,599)
TOTAL NET ASSETS - 100.00%					$139,681,621

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	142,105,220	136,799,916	5,305,304	-
Written Options	2,461,745	2,461,745	-	-
Total	144,566,965	139,261,661	5,305,304	-

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments				$ 191,283,652
Gross unrealized appreciation - Equities				7,266,868
Gross unrealized appreciation - Options				2,050,896
Gross unrealized appreciation - Fixed Income				420,922
Gross unrealized depreciation - Equities				(58,406,542)
Gross unrealized depreciation - Fixed Income				(89,654)
Gross unrealized depreciation - Options				(501,594)
Net unrealized depreciation				$ (49,259,104)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2009 (Unaudited)

			Contracts		Value
CALL OPTIONS
Bank of America Corp.
Expiration: June 2009, Exercise Price: $13.00			300		$6,600
Expiration: July 2009, Exercise Price: $13.00			200		11,800
Christopher & Banks Corp.
Expiration: June 2009, Exercise Price: $5.00			3,000		112,500
Expiration: July 2009, Exercise Price: $5.00			1,200		72,000
Community Health Systems, Inc.
Expiration: September 2009, Exercise Price: $30.00			50		9,000
Fifth Third Bancorp
Expiration: July 2009, Exercise Price: $10.00			430		6,450
Expiration: August 2009, Exercise Price: $9.00			250		13,750
Financial Select Sector SPDR Fund
Expiration: June 2009, Exercise Price: $10.00			4,725		1,067,850
General Electric Co.
Expiration: July 2009, Exercise Price: $15.00			200		6,800
Expiration: September 2009, Exercise Price: $16.00			302		15,100
Health Net Inc.
Expiration: June 2009, Exercise Price: $17.50			400		8,000
Expiration: July 2009, Exercise Price: $20.00			193		2,895
JP Morgan Chase & Co.
Expiration: June 2009, Exercise Price: $37.50			200		32,400
Expiration: July 2009, Exercise Price: $38.00			200		50,000
Macy's, Inc.
Expiration: June 2009, Exercise Price: $16.00			200		500
Expiration: August 2009, Exercise Price: $17.50			200		3,600
Marathon Oil Corp.
Expiration: July 2009, Exercise Price: $32.50			200		33,000
MetLife, Inc.
Expiration: September 2009, Exercise Price: $35.00			500		147,500
Morgan Stanley
Expiration: June 2009, Exercise Price: $26.00			200		90,000
Expiration: June 2009, Exercise Price: $27.00			200		76,000
Pfizer Inc.
Expiration: June 2009, Exercise Price: $20.00			300		300
Unum Group
Expiration: June 2009, Exercise Price: $25.00			200		1,000
Wells Fargo & Co.
Expiration: June 2009, Exercise Price: $29.00			200		5,400
Western Digital Corp.
Expiration: June 2009, Exercise Price: $25.00			200		17,600
XL Capital Ltd.
Expiration: June 2009, Exercise Price: $10.00			800		60,000
Expiration: July 2009, Exercise Price: $7.50			450		130,500
Expiration: July 2009, Exercise Price: $10.00			1,800		234,000
Expiration: July 2009, Exercise Price: $12.50			1,300		58,500
Expiration: October 2009, Exercise Price: $7.50			300		108,000
Expiration: October 2009, Exercise Price: $10.00			100		20,700
Expiration: October 2009, Exercise Price: $12.50			500		60,000
Total Options Written (Premiums received $2,381,073)					$2,461,745

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15,
2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

			Liability Derivaties as of May 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133			Balance Sheet Location		Fair Value

Written Options			Liabilities		$ 2,461,745

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09